Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Kura Oncology, Inc. (the “Company”), a privately held company incorporated in Delaware, is a clinical stage biopharmaceutical company discovering and developing personalized therapeutics for the treatment of solid tumors and blood cancers. The Company focuses on the development of small molecule product candidates that target cell signaling pathways that are important to driving the progression of certain cancers. The Company aims to employ molecular diagnostics to identify patients with cancers who are likely to benefit from our targeted product candidates.

From August 22, 2014 (inception) through December 31, 2014, the Company has devoted substantially all of its efforts to research, product development, raising capital, and building infrastructure. The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses and negative cash flows from operating activities, and had an accumulated deficit of $3.7 million as of December 31, 2014.

The Company expects to continue to incur net losses into the foreseeable future. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. The Company plans to continue to fund its losses from operations and capital funding needs through future debt and equity financing or through collaborations or partnerships with other companies. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects. The Company believes that its existing cash resources will be sufficient to fund its operations through at least December 31, 2015.